Deferred Revenue - Deferred revenue in subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of deferred revenue [line items]
Deferred revenue	R$ 27,626	R$ 38,422
Current	27,626	26,572
Non-current	0	11,850
Franchising upfront fee [member]
Summary of deferred revenue [line items]
Deferred revenue	956	18,668
Loyalty program one [member]
Summary of deferred revenue [line items]
Deferred revenue	25,096	18,465
Loyalty program two [member]
Summary of deferred revenue [line items]
Deferred revenue	R$ 1,574	R$ 1,289